Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

March 15, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	CRM Mutual Fund Trust

Registration Statement on Form N-14

(File No.                     )

Ladies and Gentlemen:

On behalf of our client, CRM Mutual Fund Trust (the “Registrant”), a Delaware statutory trust, we are hereby filing a prospectus and registration statement on Form N-14, with exhibits (the “Registration Statement”).

The Registration Statement relates to a proposed reorganization of CRM Large Cap Opportunity Fund with CRM All Cap Value Fund, each a series of the Registrant.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on April 14, 2019 pursuant to Rule 488.

Please call the undersigned at (617) 951-8458 or Lea Anne Copenhefer at (617) 951-8515 with any questions relating to the filing.

Sincerely,

/s/ Jeremy Kantrowitz

Jeremy Kantrowitz